Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands											1 Months Ended	4 Months Ended	12 Months Ended
	May 30, 2019 USD ($) shares	Dec. 18, 2018 $ / shares shares	Dec. 10, 2018 $ / shares shares	Dec. 09, 2018 USD ($) Vote $ / shares shares	May 16, 2014 USD ($) $ / shares shares	Nov. 21, 2013 USD ($) $ / shares shares	May 24, 2013 $ / shares	Jan. 24, 2013 USD ($) $ / shares shares	Jan. 19, 2012 shares	Nov. 30, 2011 shares	Dec. 31, 2018 $ / shares shares	Mar. 31, 2019 Vote $ / shares shares	Mar. 31, 2020 CNY (¥) Vote shares	Mar. 31, 2020 USD ($) Vote shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2018 $ / shares shares	Mar. 31, 2017 shares	May 23, 2013 $ / shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares							$ 0.00001													$ 0.001
Number of shares subdivided into for each share							100
Ordinary shares, shares authorized				50,000,000,000														3,263,949,065
Authorized share capital | $				$ 500,000
Ordinary Shares issued, price per share | $ / shares																	$ 0.10	$ 0.45
Minimum percentage threshold of ownership in the Company where Tencent has vote power													50.00%	50.00%
Number of Class A ordinary shares each Class B ordinary share is convertible into													1				1
Ordinary shares cancelled					29,342,994	41,767,800		19,380,900	4,180,200	26,666,700
Repurchase of ordinary shares shares													10,456,075	10,456,075
Repurchase of ordinary shares value													¥ 6,566	$ 951
Prepayment for share repurchase program													¥ 3,967				$ 560
American Depository Shares [Member]
Class of Stock [Line Items]
Ordinary Shares issued, price per share | $ / shares																		$ 0.45
Number of Class A ordinary shares each Class B ordinary share is convertible into													1				1
Stock repurchase authorized value | $	$ 15,000
Repurchase of ordinary shares shares													418,243	418,243
Repurchase of ordinary shares value													¥ 6,566	$ 951
Stock repurchase weighted average price | $ / shares																	$ 2.27
Xincheng Investment Limited
Class of Stock [Line Items]
Ordinary shares transferred, shares						41,767,800		19,380,900
Ordinary shares transferred, price per share | $ / shares						$ 0.1651		$ 0.1548
Ordinary shares transferred, total amount | $						$ 6,896		$ 3,000
Votion Limited
Class of Stock [Line Items]
Ordinary shares transferred, shares					29,342,994
Ordinary shares transferred, price per share | $ / shares					$ 0.3987
Ordinary shares transferred, total amount | $					$ 11,700
IPO | American Depository Shares [Member]
Class of Stock [Line Items]
Ordinary Shares issued											4,834,910
Ordinary Shares issued, price per share | $ / shares											$ 14.00
Number of ordinary shares represented by each ADS											25
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares				$ 0.00001								$ 0.00001					$ 0.00001
Ordinary shares, shares authorized				49,000,000,000								49,000,000,000	49,000,000,000				49,000,000,000
Ordinary shares, shares issued												2,371,289,450	2,418,910,250				2,418,910,250	335,534,850
Ordinary shares, shares outstanding												2,371,289,450	2,408,454,175				2,408,454,175	335,534,850	335,534,850
Ordinary Shares issued															120,872,750
Number of votes each ordinary share is entitled | Vote													1	1
Ordinary shares, conversion basis													If any Class C Ordinary Share ceases to be beneficially owned by Mr. Chen Qi, such Class C Ordinary Shares shall be automatically converted into Class A Ordinary Shares on a 1:1 basis upon such cessation of beneficial ownership. Any Class C Ordinary Shares may be converted into Class A Ordinary Shares on a 1:1 basis at the option of the holder thereof. Upon the earlier of (A) Mr. Chen Qi ceasing to serve as the Chief Executive Officer of the Company, and (B) the occurrence of a relevant material breach trigger, all of the Class C Ordinary Shares beneficially owned by Mr. Chen Qi shall automatically be converted into Class A Ordinary Shares on a 1:1 basis.	If any Class C Ordinary Share ceases to be beneficially owned by Mr. Chen Qi, such Class C Ordinary Shares shall be automatically converted into Class A Ordinary Shares on a 1:1 basis upon such cessation of beneficial ownership. Any Class C Ordinary Shares may be converted into Class A Ordinary Shares on a 1:1 basis at the option of the holder thereof. Upon the earlier of (A) Mr. Chen Qi ceasing to serve as the Chief Executive Officer of the Company, and (B) the occurrence of a relevant material breach trigger, all of the Class C Ordinary Shares beneficially owned by Mr. Chen Qi shall automatically be converted into Class A Ordinary Shares on a 1:1 basis.
Number of ordinary shares represented by each ADS	25
Class A Ordinary Shares | American Depository Shares [Member]
Class of Stock [Line Items]
Number of votes each ordinary share is entitled | Vote													1	1
Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Ordinary Shares issued			118,750,000
Ordinary Shares issued, price per share | $ / shares			$ 0.56
Class A Ordinary Shares | Over-Allotment Option
Class of Stock [Line Items]
Ordinary Shares issued		2,122,750
Ordinary Shares issued, price per share | $ / shares		$ 0.56
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares				$ 0.00001								$ 0.00001					$ 0.00001
Ordinary shares, shares authorized				500,000,000								500,000,000	500,000,000				500,000,000
Ordinary shares, shares issued												303,234,004	303,234,004				303,234,004
Ordinary shares, shares outstanding												303,234,004	303,234,004				303,234,004
Number of votes each ordinary share is entitled | Vote				1								30
Class B Ordinary Shares | American Depository Shares [Member]
Class of Stock [Line Items]
Number of votes each ordinary share is entitled | Vote													30	30
Class C Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares																		$ 0.00001
Ordinary shares, shares issued																		215,243,513
Ordinary shares, shares outstanding																		215,243,513	215,243,513
Number of votes each ordinary share is entitled | Vote													30	30
Ordinary shares, conversion basis													No ordinary share may be converted into Class C Ordinary Shares, except that any ordinary shares beneficially owned by Mr. Chen Qi (if not already Class C Ordinary Shares) shall be automatically converted into Class C Ordinary Shares on a 1:1 basis upon commencement of such beneficial ownership.	No ordinary share may be converted into Class C Ordinary Shares, except that any ordinary shares beneficially owned by Mr. Chen Qi (if not already Class C Ordinary Shares) shall be automatically converted into Class C Ordinary Shares on a 1:1 basis upon commencement of such beneficial ownership.
Other Classes of Stock
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares				$ 0.00001
Ordinary shares, shares authorized				500,000,000
Class B-1 Ordinary Shares
Class of Stock [Line Items]
Ordinary shares issued								19,380,900
Class B-2 Ordinary Shares
Class of Stock [Line Items]
Ordinary shares issued						41,767,800
Class B-3 Ordinary Shares
Class of Stock [Line Items]
Ordinary shares issued					29,342,994
Convertible Redeemable Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares issued																		90,491,694
Ordinary shares, shares outstanding																		90,491,694
Ordinary shares, conversion basis													Any Convertible Redeemable Class B Ordinary Shares may be converted into Class A Ordinary Shares on a 1:1 basis at the option of the holder thereof.	Any Convertible Redeemable Class B Ordinary Shares may be converted into Class A Ordinary Shares on a 1:1 basis at the option of the holder thereof.
Adjustment to additional paid in capital from difference in carrying value of related share capitals and the initial value of Convertible redeemable Class B Ordinary Shares | ¥													¥ 140,255
Accretive costs | ¥													¥ 0		¥ 0	¥ 0